Wells Fargo Funds Management, LLC
 525 Market Street, 12th Floor
 San Francisco, CA 94105

 May 4, 2018

Via EDGAR

EDGAR Operations Branch
 Division of Investment Management
 Securities and Exchange Commission
 450 Fifth Street, NW
 Washington, DC 20549

Re: Wells Fargo Variable Trust (the "Trust")
 Post-Effective Amendment No. 46 to Registration Statement
 No. 333-74283/811-09255

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "Act"), the Trust hereby certifies that (i) for each fund listed in Exhibit A, the form of prospectuses and Statement of Additional Information that the Trust would have filed under Rule 497(c) under the Act would not have differed from the prospectuses and Statement of Additional Information contained in the Trust's recent post-effective amendment (Post-Effective Amendment No. 46 to Registration Statement No. 333-74283/811-09255) (the "Amendment"); and (ii) the text of the Amendment was filed electronically via EDGAR on April 27, 2018.

If you have any questions or would like further information, please call Maureen Towle at (617) 210-3682.

Sincerely,

/s/ Maureen Towle

Maureen Towle
 Senior Counsel

EXHIBIT A

Wells Fargo Variable Trust

Wells Fargo VT Discovery Fund
 Wells Fargo VT Index Asset Allocation Fund
 Wells Fargo VT International Equity Fund
 Wells Fargo VT Omega Growth Fund
 Wells Fargo VT Opportunity Fund
 Wells Fargo VT Small Cap Growth Fund